Document and Entity Information	May 31, 2022
Cover [Abstract]
Entity Registrant Name	GRAFTECH INTERNATIONAL LTD
Amendment Flag	false
Entity Central Index Key	0000931148
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-13888
Entity Tax Identification Number	27-2496053
Entity Address, Address Line One	982 Keynote Circle
Entity Address, City or Town	Brooklyn Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	(216)
Local Phone Number	676-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	EAF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false